ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE－9 ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2025	2024
	$’000	$’000

Account payables	1,644	604
Other payables (a)	2,732	648
Advances	1	1
Deposits	66	17
Accruals	479	2,444

Total	4,922	3,714

(a)	Other payables mainly consist of amounts payable relating to the leasehold property construction costs.